Note 12 - Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	2021	2020

Accounts payable and other	$6,893	$4,233
Current income tax liability	2,949	-
Deferred income tax liability	898	-
Lease obligations	5,113	3,084
Cash collateral and amounts held in escrow	7,887	4,012
Holdbacks payable on loan and lease receivables	110,764	96,064

	$134,504	$107,393